Long-term debt - Schedule of Long-Term Debt (Parenthetical) (Detail)		12 Months Ended
	Apr. 03, 2014 USD ($) Note $ / Note	Dec. 31, 2015 USD ($) CreditFacility	Dec. 31, 2014 USD ($)	Apr. 22, 2015 USD ($)	Dec. 31, 2013 USD ($)
Debt Instrument [Line Items]
Weighted average rate of interest, including the margin		4.50%	3.90%
Senior unsecured notes issued (note 8(c))			$ 345,000,000
Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Interest rate on debt instrument	6.375%
Issuance of senior unsecured notes | Note	13,800,000
Debt instrument price per share | $ / Note	25.00
Senior unsecured notes issued (note 8(c))	$ 345,000,000
Notes, maturity date		Apr. 30, 2019
Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
Credit facilities, maximum aggregate borrowings		$ 2,216,352,000	2,075,499,000
Credit facilities, aggregate borrowings undrawn		$ 231,250,000	$ 340,000,000
Credit facility maturity start date		Dec. 11, 2016
Credit facility maturity end date		Jul. 06, 2025
Weighted average rate of interest, including the margin		3.00%	2.80%
Number of term loan credit facilities | CreditFacility		15
Terminated portion of term loan facility		$ 97,500,000
Term Loan payments, Description		The Term Loan payments are made in quarterly or semi-annual payments commencing three, six or thirty-six months after delivery of the associated newbuilding containership or utilization date.
Term loan, outstanding principal		$ 90,000,000
Repayment of credit facility	$ 125,000,000
Term Loan Credit Facilities [Member] | Export-Import Bank Of Korea [Member]
Debt Instrument [Line Items]
Interest rate margin		0.70%
Term loan principal outstanding amount		$ 103,832,000
Minimum [Member] | Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
Commitment fee on undrawn amount		0.70%
Maximum [Member] | Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
Commitment fee on undrawn amount		0.80%
One Month LIBOR [Member] | Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
LIBOR interest rate		0.30%	0.20%
LIBOR plus margin [Member] | Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
Credit facilities, maximum aggregate borrowings		$ 702,700,000
Interest rate description		interest is calculated as one month, three month or six month LIBOR plus a margin per annum
Debt instrument description		At December 31, 2015, the one month, three month and six month LIBOR was 0.3%, 0.5% and 0.5%, respectively (2014 – 0.2%, 0.2% and 0.3%, respectively) and the margins ranged between 0.4% and 4.8% (2014 – 0.4% and 4.8%).
Additional number of term loan credit facilities | CreditFacility		5
Amounts drawn under term loan facilities		$ 366,577,000
Term loan principal outstanding amount		$ 1,881,270,000
LIBOR plus margin [Member] | Minimum [Member] | Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
Interest rate margin		0.40%	0.40%
LIBOR plus margin [Member] | Maximum [Member] | Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
Interest rate margin		4.80%	4.80%
Three Month LIBOR [Member] | Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
LIBOR interest rate		0.50%	0.20%
Six Month LIBOR [Member] | Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
LIBOR interest rate		0.50%	0.30%
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Number of long-term revolving credit facilities | CreditFacility		4
Credit facilities, maximum aggregate borrowings		$ 1,227,115,000	$ 1,307,046,000
Credit facilities, aggregate borrowings undrawn		170,022,000	$ 5,126,000
Revolving credit facility amount outstanding		$ 93,240,000			$ 1,000,000,000
Credit facility maturity start date		Apr. 30, 2016
Credit facility maturity end date		Dec. 31, 2023
Interest rate description		Interest is calculated as one month LIBOR plus a margin per annum
Debt instrument description		At December 31, 2015, the one month LIBOR was 0.3% (2014 – one month and three month LIBOR 0.2%) and the margins ranged between 0.5% and 1.3% (2014 – 0.5% and 1.3%)
Weighted average rate of interest, including the margin		0.90%	0.80%
Description of the terms of a credit facility arrangement		The Revolver loan payments are made in semi-annual payments commencing six or thirty-six months after delivery of the associated newbuilding containership for the secured facilities
Revolving Credit Facilities [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate margin		0.50%	0.50%
Commitment fee on undrawn amount		0.20%
Revolving Credit Facilities [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate margin		1.30%	1.30%
Commitment fee on undrawn amount		0.40%
Revolving Credit Facilities [Member] | One Month LIBOR [Member]
Debt Instrument [Line Items]
LIBOR interest rate		0.30%
Revolving Credit Facilities [Member] | One and Three Month LIBOR [Member]
Debt Instrument [Line Items]
LIBOR interest rate			0.20%
Three Hundred And Sixty Four Day Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facilities, maximum aggregate borrowings				$ 200,000,000
Revolving credit facility amount outstanding		$ 35,000,000